Details of Significant Accounts - Share capital, movements in shares outstanding - Additional Information (Details) - shares			6 Months Ended	18 Months Ended
	Feb. 07, 2024	Nov. 24, 2023	Jun. 30, 2024	Jun. 30, 2024
Share capital
Shares retired (in shares)			68,000	16,388,000
Perfect Class A Ordinary Shares
Share capital
Shares retired (in shares)	68,000	16,129,010